THE RODNEY SQUARE
                                      FUND
                                        &

                                THE RODNEY SQUARE
                                   TAX-EXEMPT
                                      FUND
                                {GRAPHIC OMITTED}

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 1999

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------
DEAR SHAREHOLDER:
     The management of the Rodney Square Fund and the Rodney Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the six-month period ended March 31, 1999.

INVESTMENT RESULTS*

     During the six-month period, the U.S. Government Portfolio paid dividends totaling $0.023 per share, the Money Market Portfolio paid dividends totaling $0.023 per share and the Rodney Square Tax-Exempt Fund paid dividends totaling $0.013 per share. Based on the Portfolios' net asset value of $1.00 per share, these dividends represented annualized total returns of 4.66%, 4.80% and 2.60%, respectively.

ECONOMIC OVERVIEW

     Over the past six months, the economy has continued to experience robust growth without any obvious end in sight. The economy's resilience is due to two factors. First, the labor market was extremely tight, featuring the lowest jobless rate in 28 years. In this situation, businesses were loath to let go of trained workers, while those who were let go found other employment fairly easily. Thus, growth in real disposable income stayed solid at a 3% annual rate.

     Second, the huge capital gains generated by the stock market enticed U.S. households to outspend their sturdy income growth, with the result that personal saving turned negative in the fall of 1998. Meanwhile, the stock market maintained its role as the key link in a virtuous circle that has pushed capital spending up rapidly throughout most of the decade. The market's strength has been both a reflection of the handsome returns on investment in physical plant and equipment and a factor in keeping the cost of capital to finance these investments low.

     Quarter after quarter, the Federal Reserve has been struggling to fit what has been happening in the U.S. into traditional economic models. Growth is robust, stocks are soaring, and job markets are tight--yet inflation is nowhere to be found. Try as they might, Fed officials can't explain it using traditional rules. Now, they have simply stopped trying. Instead of pouncing before the first discernable sign of inflation, as Federal Reserve Chairman Greenspan did in 1994, the Fed appears more inclined to wait.

     As 1999 progresses, continued strong domestic demand and a significantly diminished trade drag from Asia point to another stellar year of non-inflationary growth for the U.S. economy. As such, no Fed action is anticipated this year.

     The key question is whether inflation is dead, or just slumbering. A global recovery could be the trigger for such a resurrection. It would likely lead to downward pressure on the dollar, as attracting foreign capital would become more difficult for the United States. Pressure on commodity prices would increase, and demand for U.S. goods and services would grow beyond current capacities. However, such a scenario still seems remote at best. Global growth should remain anemic this year. Not until the second half of 2000 is the global economy likely to be robust enough to pose substantial risks to U.S. financial markets.

---------------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------
INVESTMENT STRATEGY

     During the course of the past six-month period, Rodney Square Management Corporation attempted to anticipate the directional changes in interest rates and swings in market psychology, identify relative values in the money markets and adjust the weighted average portfolio maturity to structure the portfolios to maximize returns for shareholders.

     We invite your comments and questions and we thank you for your investment in the Funds.

                                                Sincerely,


                                                /S/ ROBERT J. CHRISTIAN

                                                Robert J. Christian
                                                President

May 20, 1999

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / MARCH 31, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL        VALUE
                                                                                        AMOUNT        (NOTE 2)
                                                                                     -----------    ------------
U.S. AGENCY OBLIGATIONS -- 70.2%
  FEDERAL FARM CREDIT BANKS DISCOUNT NOTES -- 10.8%
     Federal Farm Credit Banks Discount Notes, 4.88%, 04/09/99 ...................   $ 2,630,000    $  2,627,148
     Federal Farm Credit Banks Discount Notes, 4.83%, 04/26/99 ...................     5,000,000       4,983,229
     Federal Farm Credit Banks Discount Notes, 4.82%, 04/27/99 ...................     5,000,000       4,982,594
     Federal Farm Credit Banks Discount Notes, 4.83%, 04/30/99 ...................    11,000,000      10,957,201
     Federal Farm Credit Banks Discount Notes, 4.70%, 06/07/99 ...................    10,000,000       9,912,528
     Federal Farm Credit Banks Discount Notes, 4.74%, 06/29/99 ...................     5,000,000       4,941,408
     Federal Farm Credit Banks Discount Notes, 4.72%, 07/23/99 ...................     6,100,000       6,009,625
     Federal Farm Credit Banks Discount Notes, 4.61%, 08/05/99 ...................     5,000,000       4,919,325
     Federal Farm Credit Banks Discount Notes, 4.61%, 10/05/99 ...................     6,000,000       5,856,322
     Federal Farm Credit Banks Discount Notes, 4.65%, 12/23/99 ...................     5,000,000       4,828,208
                                                                                                     -----------
                                                                                                      60,017,588
                                                                                                     -----------
  FEDERAL FARM CREDIT BANKS NOTES -- 25.1%
     Federal Farm Credit Banks Notes, 4.75%, 04/01/99* ...........................    10,000,000       9,997,621
     Federal Farm Credit Banks Notes, 4.81%, 04/01/99* ...........................    10,000,000      10,000,000
     Federal Farm Credit Banks Notes, 5.50%, 04/01/99 ............................    10,000,000      10,000,000
     Federal Farm Credit Banks Notes, 4.76%, 04/03/99* ...........................    50,000,000      49,994,907
     Federal Farm Credit Banks Notes, 4.74%, 04/17/99* ...........................    20,000,000      19,997,496
     Federal Farm Credit Banks Notes, 4.71%, 04/23/99* ...........................    20,000,000      19,995,116
     Federal Farm Credit Banks Notes, 4.64%, 05/03/99 ............................     3,800,000       3,798,762
     Federal Farm Credit Banks Notes, 5.50%, 08/03/99 ............................    10,000,000       9,997,128
     Federal Farm Credit Banks Notes, 5.20%, 01/14/00 ............................     5,600,000       5,613,509
                                                                                                     -----------
                                                                                                     139,394,539
                                                                                                     -----------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 10.6%
     Federal Home Loan Banks Discount Notes, 4.57%, 04/14/99 .....................     5,000,000       4,991,749
     Federal Home Loan Banks Discount Notes, 4.75%, 04/16/99 .....................    27,030,000      26,976,559
     Federal Home Loan Banks Discount Notes, 4.80%, 06/02/99 .....................     5,930,000       5,880,979
     Federal Home Loan Banks Discount Notes, 4.75%, 06/11/99 .....................     7,028,000       6,962,161
     Federal Home Loan Banks Discount Notes, 4.80%, 06/15/99 .....................     1,687,000       1,670,130
     Federal Home Loan Banks Discount Notes, 4.71%, 08/13/99 .....................     5,000,000       4,912,435
     Federal Home Loan Banks Discount Notes, 4.73%, 09/24/99 .....................     8,000,000       7,815,004
                                                                                                     -----------
                                                                                                      59,209,017
                                                                                                     -----------

FEDERAL HOME LOAN BANKS NOTES -- 13.0%
     Federal Home Loan Banks Notes, 4.76%, 04/05/99* .............................     5,000,000       4,999,629
     Federal Home Loan Banks Notes, 5.65%, 04/09/99 ..............................     8,005,000       8,005,021
     Federal Home Loan Banks Notes, 5.71%, 05/05/99 ..............................     5,000,000       4,999,972
     Federal Home Loan Banks Notes, 5.53%, 06/10/99 ..............................     5,000,000       4,998,485
     Federal Home Loan Banks Notes, 5.61%, 06/18/99 ..............................     5,000,000       5,000,154
     Federal Home Loan Banks Notes, 5.51%, 07/06/99 ..............................    10,000,000      10,015,761
     Federal Home Loan Banks Notes, 5.54%, 07/13/99 ..............................     5,000,000       4,999,802
     Federal Home Loan Banks Notes, 4.93%, 01/19/00 ..............................     5,000,000       5,000,576
     Federal Home Loan Banks Notes, 4.85%, 01/27/00 ..............................     6,000,000       5,999,197
     Federal Home Loan Banks Notes, 4.98%, 02/16/00 ..............................     5,000,000       4,998,457
     Federal Home Loan Banks Notes, 5.00%, 02/24/00 ..............................     8,000,000       7,990,164


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / U.S. GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL      VALUE
                                                                                         AMOUNT       (NOTE 2)
                                                                                     ------------   ------------
     Federal Home Loan Banks Notes, 5.04%, 02/25/00 ..............................   $ 5,000,000    $  4,998,915
                                                                                                    ------------
                                                                                                      72,006,133
                                                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 4.2%
     Federal Home Loan Banks Discount Notes, 4.79%, 05/18/99 .....................     7,000,000       6,956,225
     Federal Home Loan Banks Discount Notes, 4.75%, 06/24/99 .....................    10,000,000       9,889,167
     Federal Home Loan Banks Discount Notes, 4.79%, 06/25/99 .....................     7,000,000       6,920,832
                                                                                                    ------------
                                                                                                      23,766,224
                                                                                                    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 2.7%
     Federal National Mtge. Association Discount Notes, 4.78%, 06/10/99 ..........     5,000,000       4,953,528
     Federal National Mtge. Association Discount Notes, 4.79%, 06/18/99 ..........    10,000,000       9,896,217
                                                                                                    ------------
                                                                                                      14,849,745
                                                                                                    ------------
  STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTES -- 2.1%
     Student Loan Marketing Association Discount Notes, 4.70%, 06/30/99 ..........     5,038,000       4,978,625
     Student Loan Marketing Association Discount Notes, 4.72%, 06/30/99 ..........     5,000,000       4,941,072
     Student Loan Marketing Association Discount Notes, 4.74%, 06/30/99 ..........     1,646,000       1,626,601
                                                                                                    ------------
                                                                                                      11,546,298
                                                                                                    ------------
STUDENT LOAN MARKETING ASSOCIATION NOTES -- 1.7%
     Student Loan Marketing Association Notes, 5.53%, 07/16/99 ...................     5,000,000       4,999,483
     Student Loan Marketing Association Notes, 5.57%, 03/17/00 ...................     4,630,000       4,649,799
                                                                                                    ------------
                                                                                                       9,649,282
                                                                                                    ------------
            TOTAL U.S. AGENCY OBLIGATIONS
               (COST $390,438,826) ...............................................................   390,438,826
                                                                                                    ------------
REPURCHASE AGREEMENTS -- 29.9%
     With  J.P.  Morgan,  Inc.:  at  5.00%,  dated  03/31/99,  to  be
        repurchased  at $128,017,778  on  04/01/99,   collateralized
        by  $131,840,000  of  Government National Mortgage Association
        Securities with various coupons and maturities to 03/15/29 ...............   128,000,000     128,000,000
     With CS First Boston, Inc.: at 5.10%, dated 03/31/99, to be repurchased at $38,650,575 on 04/01/99, collateralized by
        $40,391,888 of Federal Home Loan Mortgage Corporation
        Discount Notes with various rates and maturities to 08/20/99 .............    38,645,100      38,645,100
                                                                                                     -----------
         TOTAL REPURCHASE AGREEMENTS (COST $166,645,100) .........................................   166,645,100
                                                                                                     -----------

TOTAL INVESTMENTS (COST $557,083,926)(DAGGER)-- 100.1% ...........................................   557,083,926
OTHER ASSETS AND LIABILITIES , NET-- (0.1)% ......................................................      (676,380)
                                                                                                     -----------

NET ASSETS-- 100% ................................................................................  $556,407,546
                                                                                                    ============




* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / MARCH 31, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P    PRINCIPAL        VALUE
                                                                         RATING        AMOUNT         (NOTE 2)
                                                                        ---------    -----------    ------------
CERTIFICATES OF DEPOSIT -- 26.3%
  FOREIGN BANKS, FOREIGN CENTERS -- 6.2%
     Bank of Nova Scotia, London, 4.95%, 06/08/99 ....................  P-1, A-1+    $20,000,000    $ 20,000,186
     Bank of Nova Scotia, London, 4.93%, 04/08/99 ....................  P-1, A-1+     30,000,000      30,000,161
     Bayerische Hypotheken-Und Vereinsbank, London, 5.17%, 04/19/99 ..  P-1, A-1+     16,000,000      16,000,912
     Bayerische Hypotheken-Und Vereinsbank, London, 4.88%, 08/03/99 ..  P-1, A-1+     25,000,000      25,000,840
     Royal Bank of Canada, 5.12%, 02/18/00 ...........................  P-1, A-1+     15,000,000      14,996,163
                                                                                                    ------------
                                                                                                     105,998,262
                                                                                                    ------------
  Foreign Banks, U.S. Branches -- 14.3%
     Banque Nationale de Paris San Francisco, 4.90%, 05/28/99 ........  P-1, A-1+     25,000,000      25,000,000
     Credit Agricole Indosuez, 5.73%, 04/16/99 .......................  P-1, A-1+      9,250,000       9,249,796
     Deutsche Bank, 4.93%, 04/12/99 ..................................  P-1, A-1+     10,000,000      10,000,117
     Deutsche Bank, 5.69%, 06/03/99 ..................................  P-1, A-1+     20,000,000      20,017,420
     Deutsche Bank, 5.60%, 08/23/99 ..................................  P-1, A-1+     10,000,000       9,997,731
     National Westminster, 5.74%, 04/28/99 ...........................  P-1, A-1+     25,000,000      25,010,562
     Rabobank Nederland, 5.69%, 06/30/99 .............................  P-1, A-1+     10,000,000       9,998,583
     Societe Generale, 4.80%, 04/26/99 ...............................  P-1, A-1+     25,000,000      24,916,667
     Societe Generale, 5.69%, 07/16/99 ...............................  P-1, A-1+     10,000,000       9,998,331
     Toronto Dominion-New York, 5.70%, 06/15/99 ......................  P-1, A-1+     10,000,000      10,011,831
     Toronto Dominion-New York, 5.06%, 02/10/00 ......................  P-1, A-1+     15,000,000      14,995,009
     Westdeutsche Landesbank, 4.95%, 04/06/99 ........................  P-1, A-1+     20,000,000      20,000,000
     Westdeutsche Landesbank, 4.91%, 05/17/99 ........................  P-1, A-1+     20,000,000      20,000,236
     Westdeutsche Landesbank, 4.90%, 08/04/99 ........................  P-1, A-1+     25,000,000      25,000,847
     Westdeutsche Landesbank, 4.92%, 08/09/99 ........................  P-1, A-1+     10,000,000       9,998,205
                                                                                                    ------------
                                                                                                     244,195,335
                                                                                                    ------------

U.S. BANKS, U.S. BRANCHES -- 5.8%
     Lasalle National Bank, 4.93%, 06/02/99 ..........................  P-1, A-1+     25,000,000      25,000,000
     Morgan Guaranty Trust Company, 5.08%, 04/09/99 ..................  P-1, A-1+     25,000,000      25,000,000
     Morgan Guaranty Trust Company, 4.90%, 06/15/99 ..................  P-1, A-1+     34,000,000      33,999,557
     NationsBank, 4.87%, 10/06/99 ....................................  P-1, A-1+     15,000,000      15,000,000
                                                                                                    ------------
                                                                                                      98,999,557
                                                                                                    ------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $449,193,154) .....................................     449,193,154
                                                                                                    ------------

COMMERCIAL PAPER -- 67.0%
  ADVERTISTING -- 3.8%
     Omnicom Finance, Inc., 4.85%, 04/16/99 ..........................  P-1, A-1+     20,000,000      19,959,583
     Omnicom Finance, Inc., 4.85%, 04/20/99 ..........................  P-1, A-1+     20,000,000      19,948,806
     Omnicom Finance, Inc., 4.85%, 04/22/99 ..........................  P-1, A-1+     25,000,000      24,929,271
                                                                                                    ------------
                                                                                                      64,837,660
                                                                                                    ------------
  AUTOMOBILES -- 7.6%
     BMW U.S. Capital Corp., 4.82%, 06/18/99 .........................  P-1, A-1      36,687,000      36,303,865
     BMW U.S. Capital Corp., 4.83%, 06/18/99 .........................  P-1, A-1      15,485,000      15,322,949
     Daimler-Chrysler North America Corp., 4.83%, 05/25/99 ...........  P-1, A-1      25,000,000      24,818,875
     Volkswagen of America, Inc., 4.82%, 04/22/99 ....................  P-1, A-1+     40,000,000      39,887,533
     Volkswagen of America, Inc., 4.90%, 09/02/99 ....................  P-1, A-1      14,250,000      13,951,304
                                                                                                    ------------
                                                                                                     130,284,526
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                        RATING         AMOUNT        (NOTE 2)
                                                                      -----------   ------------    ------------
  BANKS -- 4.7%
     Banque National de Paris, 4.84%, 05/18/99 .......................  P-1, A-1     $15,000,000    $ 14,905,315
     Banque National de Paris, 4.85%, 06/16/99 .......................  P-1, A-1      15,500,000      15,341,297
     Commerzbank A.G., New York, 5.14%, 09/15/99 .....................  P-1, A-1+     50,000,000      50,036,400
                                                                                                    ------------
                                                                                                      80,283,012
                                                                                                    ------------
  CHEMICALS -- 2.3%
     AKZO Nobel America, Inc., 4.80%, 04/28/99 .......................  P-1, A-1      10,000,000       9,964,037
     AKZO Nobel America, Inc., 4.83%, 05/21/99 .......................  P-1, A-1      30,000,000      29,798,750
                                                                                                    ------------
                                                                                                      39,762,787
                                                                                                    ------------
  COMMUNICATION & BROADCASTING -- 0.6%
     E.W. Scripps Co., 4.80%, 04/29/99 ...............................  P-1, A-1      10,000,000       9,962,667
                                                                                                    ------------
  FINANCIAL SERVICES -- 17.5%
     Ford Motor Credit Corp., 4.80%, 04/09/99 ........................  P-1, A-1      20,000,000      19,978,667
     General Electric Capital Corp., 4.81%, 04/20/99 .................  P-1, A-1+     25,000,000      24,936,535
     General Electric Capital Corp., 4.83%, 07/07/99 .................  P-1, A-1+     40,000,000      39,479,433
     HD Real Estate Funding, Inc., 4.83%, 04/05/99 ...................  P-1, A-1+     15,894,000      15,885,470
     HD Real Estate Funding, Inc., 4.85%, 05/10/99 ...................  P-1, A-1+     35,000,000      34,816,104
     National Rural Utilities Co-op., 4.83%, 05/07/99 ................  P-1, A-1+     35,000,000      34,830,950
     National Rural Utilities Co-op., 4.82%, 06/17/99 ................  P-1, A-1+     15,000,000      14,845,358
     Transamerica Finance Corp., 4.88%, 04/23/99 .....................  P-1, A-1      24,000,000      23,928,427
     Transamerica Finance Corp., 4.81%, 04/30/99 .....................  P-1, A-1      26,500,000      26,397,320
     Transamerica Finance Corp., 4.85%, 05/26/99 .....................  P-1, A-1      15,000,000      14,888,854
     UBS Finance (DE) Inc., 4.80%, 07/08/99 ..........................  P-1, A-1+     50,000,000      49,346,667
                                                                                                    ------------
                                                                                                     299,333,785
                                                                                                    ------------
  INSURANCE -- 4.5%
     Allianz of America Finance, 4.85%, 04/16/99 .....................  P-1, A-1+     14,397,000      14,367,906
     Allianz of America Finance, 4.82%, 05/12/99 .....................  P-1, A-1+     19,000,000      18,895,700
     Allianz of America Finance, 4.83%, 05/18/99 .....................  P-1, A-1+     12,000,000      11,924,330
     Allianz of America Finance, 4.83%, 05/21/99 .....................  P-1, A-1+     11,735,000      11,656,278
     Allianz of America Finance, 4.84%, 05/27/99 .....................  P-1, A-1+     19,835,000      19,685,664
                                                                                                    ------------
                                                                                                      76,529,878
                                                                                                    ------------
  LEASING -- 8.0%
     International Lease Finance Corp., 4.80%, 05/11/99 ..............  P-1, A-1+      5,000,000       4,973,333
     International Lease Finance Corp., 4.81%, 05/11/99 ..............  P-1, A-1+     25,000,000      24,866,528
     International Lease Finance Corp., 4.80%, 05/14/99 ..............  P-1, A-1+     11,000,000      10,936,933
     International Lease Finance Corp., 4.83%, 06/10/99 ..............  P-1, A-1+     29,000,000      28,727,641
     Vehicle Services of America, LOC, 4.88%, 06/15/99 ...............  P-1, A-1+     67,375,000      66,690,021
                                                                                                    ------------
                                                                                                     136,194,456
                                                                                                    ------------
  MEDICAL SERVICES -- 0.4%
        Medical Building VII, 5.20%, 05/26/99 ........................   NR, A-1       7,500,000       7,440,417
                                                                                                    ------------
  PHARMACEUTICALS PREPARATIONS -- 1.1%
     Zeneca Wilmington, Inc., 4.80%, 04/20/99 ........................  P-1, A-1+     19,000,000      18,951,867
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P    PRINCIPAL        VALUE
                                                                         RATING        AMOUNT         (NOTE 2)
                                                                       -----------  ------------    ------------
SECURITIES DEALERS -- 12.1%
     CS First Boston International (Guernsey), Ltd., 5.05%, 04/05/99 .  P-1, A-1+    $20,000,000    $ 19,988,789
     CS First Boston International (Guernsey), Ltd., 4.76%, 07/09/99 .  P-1, A-1+     40,000,000      39,476,400
     CS First Boston International (Guernsey), Ltd., 4.79%, 08/10/99 .  P-1, A-1+     10,000,000       9,825,697
     Goldman Sachs, 4.84%, 04/23/99 ..................................  P-1, A-1+     70,000,000      69,793,169
     Merrill Lynch & Co., Inc., 6.64%, 04/09/99 ......................  P-1, A-1+     13,200,000      13,204,774
     Morgan Stanley & Co. Inc., 4.82%, 05/24/99 ......................  P-1, A-1      25,000,000      24,822,597
     Morgan Stanley & Co. Inc., 4.82%, 05/28/99 ......................  P-1, A-1      30,000,000      29,771,050
                                                                                                  --------------
                                                                                                     206,882,476
                                                                                                  --------------
  TIRE & RUBBER -- 2.6%
     Michelin NA, Inc., 4.86%, 04/19/99 ..............................  P-1, A-1+     10,000,000       9,975,700
     Michelin NA, Inc., 4.83%, 04/28/99 ..............................  P-1, A-1+     35,000,000      34,873,212
                                                                                                  --------------
                                                                                                      44,848,912
                                                                                                  --------------
  UTILITIES -- 1.8%
     Georgia Power, 4.90%, 04/05/99 ..................................  P-1, A-1      30,000,000      29,983,667
                                                                                                  --------------
         TOTAL COMMERCIAL PAPER (COST $1,145,296,110) ..........................................   1,145,296,110
                                                                                                  --------------

CORPORATE NOTES -- 1.9%

BANKS -- 2.3%
     Abbey National Treasury Services, 5.72%, 06/11/99 ...............  P-1, A-1+     13,000,000      12,998,305
     Abbey National Treasury Services, 5.58%, 08/19/99 ...............  P-1, A-1+     10,000,000       9,997,793
     Abbey National Treasury Services, 5.26%, 03/01/00 ...............  P-1, A-1+     10,000,000       9,996,027
                                                                                                  --------------
         TOTAL CORPORATE NOTES (COST $32,992,125) ..............................................      32,992,125
                                                                                                  --------------

TAXABLE MUNICIPAL SECURITIES -- 2.0%
     Oakland-Alameda City Coliseum, 5.05%, 05/06/99 .................. VMIG1, A-1+    10,000,000      10,000,000
     Oakland-Alameda City Coliseum, 5.00%, 05/19/99 .................. VMIG1, A-1+    20,400,000      20,400,000
     Waukesha Wisconsin Health Systems 5.00%, 04/01/99* .............. VMIG1, A-1+     4,350,000       4,350,000
                                                                                                  --------------
         TOTAL TAXABLE MUNICIPAL SECURITIES (COST $34,750,000) .................................      34,750,000
                                                                                                  --------------

REPURCHASE AGREEMENTS -- 2.6%
     With J.P. Morgan, Inc.: at 5.00%, dated 03/31/99, to be
        repurchased at $44,877,832 on 04/01/99, collateralized
        by $46,217,748 of Government National Mortgage Association
        Securities with various coupons and maturities to 02/15/29
        (Cost $44,871,600) ........................................................   44,871,600      44,871,600
                                                                                                  --------------

TOTAL INVESTMENTS (COST $1,707,102,989)(DAGGER)-- 99.8% ........................................   1,707,102,989
                                                                                                  --------------
OTHER ASSETS AND LIABILITIES , NET-- 0.2% ......................................................       3,361,785
                                                                                                  --------------

NET ASSETS-- 100% ..............................................................................  $1,710,464,774
                                                                                                  ==============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

(DAGGER) Cost for federal income tax purposes.

LOC -- Letter of Credit.




    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
    INVESTMENTS / MARCH 31, 1999 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING         AMOUNT        (NOTE 2)
                                                                      ------------   -----------    ------------
MUNICIPAL BONDS -- 99.9%
 ALABAMA -- 2.8%
    Alabama Housing Fin. Auth. Multi-Family Housing (Rime Village
       Hoover Proj.), FNMA Gtd., Ser. 1996-A , 3.00%, 04/07/99* .....  N/R, A-1+    $ 4,200,000     $  4,200,000
    Chatom, AL Ind. Dev. Board Poll. Cntrl. Rev. Bonds (Alabama
       Electric Proj.) GTD. by National Rural Utilities CFC,
       2.90%, 06/25/99 .............................................. VMIG-1, A-1+    9,400,000        9,400,000
                                                                                                    ------------
                                                                                                      13,600,000
                                                                                                    ------------
 ARIZONA -- 4.6%
    Maricopa County, AZ Transportation Board Excise Tax
       Subordinated Lien Rev. Bonds AMBAC Insured, 5.50%, 07/01/99 ..   Aaa, AAA      2,000,000        2,012,269
    Salt River, AZ., Agric. Imp. and Power Dist. TECP,
       2.80%, 06/10/99 ..............................................  P-1, A-1+     10,900,000       10,900,000
    Salt River, AZ., Agric. Imp. and Power Dist. TECP,
       2.90%, 06/14/99 ..............................................  P-1, A-1+      9,500,000        9,500,000
                                                                                                    ------------
                                                                                                      22,412,269
                                                                                                    ------------
 COLORADO -- 0.3%
       Pitkin County, CO Ind. Dev. Rev. Bonds (Aspen Skiing Co. Proj.),
          LOC First National Bank Chicago, 3.10%, 04/01/99 ..........  N/R, A-1+      1,300,000        1,300,000
                                                                                                    ------------
 DISTRICT OF COLUMBIA -- 2.5%
    Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
       Chase Manhattan Bank, Ser. 1985-A, 3.00%, 04/07/99* .......... VMIG-1, N/R    10,000,000       10,000,000
    Dist. of Columbia (American Univ. Proj.), AMBAC Insured/SBPA
       Chase Manhattan Bank, Ser. 1986-A, 3.00%, 04/07/99* .......... VMIG-1, N/R     2,440,000        2,440,000
                                                                                                    ------------
                                                                                                      12,440,000
                                                                                                    ------------
 FLORIDA -- 3.4%
    Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida Power
       and Light Proj.) Ser. 1994, 2.85%, 06/11/99 ..................  P-1, A-1+      7,000,000        7,000,000
    Dade County, FL (Florida Power & Light Company Proj.) Ser.
       1993, 3.25%, 04/01/99* .......................................  VMIG-1, A-1+   7,850,000        7,850,000
    Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref.
       Rev. Bonds (Post Fountains at Lee Vista Proj.),
       FNMA Gtd., 3.00%, 04/07/99* ..................................  N/R, A-1+      1,900,000        1,900,000
                                                                                                    ------------
                                                                                                      16,750,000
                                                                                                    ------------
 GEORGIA -- 13.5%
    Atlanta, GA Downtown Dev. Auth. Rev. Bonds (CARE Proj.),
       LOC SunTrust Bank, Ser. 1993, 3.10%, 04/01/99* ............... VMIG-1, N/R     2,300,000        2,300,000
    Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds (Georgia
       Power Co., Plant Vogtle Proj.), 3.15%, 04/01/99* .............VMIG-1, A-1+     9,700,000        9,700,000
    Clayton County, GA Hosp. Auth. Rev. Bonds (Southern Regional
       Medical Center Proj.), LOC SunTrust Bank,
       Ser. 1995, 3.10%, 04/07/99* ..................................  Aal, N/R       3,875,000        3,875,000
    Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
       Foundation Inc. Proj.), LOC SunTrust Bank, Ser. 1997,
       3.10%, 04/07/99* .............................................  Aa3, N/R       1,300,000        1,300,000
    Columbus, GA Housing Auth. Rev. Bonds (St. Francis Hospital,
       Inc. Proj.), Ser. 1997, 3.10%, 04/07/99* .....................  Aa3, N/R       1,700,000        1,700,000


    The accompanying notes are an integral part of the financial statements.

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--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                        MOODY'S/S&P       PRINCIPAL         VALUE
                                                                           RATING            AMOUNT         (NOTE 2)
                                                                         -----------       ----------     -----------
   Dekalb County, GA Hosp. Auth. Rev. Ant. Cert. (Dekalb Medical
      Center Proj.), LOC Sun Trust Bank, Ser. 1993-B, 3.10%, 04/07/99*   VMIG-1, N/R       $3,700,000     $ 3,700,000
   Floyd County, GA Dev. Auth. Envir. Imp. Rev. Bonds (Georgia
      Kraft Co. Proj.), LOC Banque Nationale de Paris, 3.20%, 04/01/99*     P-1, N/R        4,675,000       4,675,000
   Floyd County, GA Dev. Auth. Envir. Imp. Rev. Bonds (Georgia Power
       Co. Plant Hammond Proj.), Ser. 1996, 3.15%, 04/01/99* ..........  VMIG-1, A-1        2,900,000       2,900,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.),
      LOC SunTrust Bank, Ser. 1999, 3.10%, 04/07/99* ..................     Aa3, N/R        3,500,000       3,500,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc.
      Proj.), LOC SunTrust Bank, Ser. 1996, 3.10%, 04/07/99* ..........     Aa3, N/R        1,000,000       1,000,000
   Fulton County, GA Dev. Auth. Rev. Bonds (The Alfred and Adele
      Davis Academy Proj.), LOC SunTrust Bank, Ser. 1996,
      3.10%, 04/07/99* ................................................     Aa3, N/R        2,000,000       2,000,000
   Gwinnett County, GA Housing Auth. Multi-family Housing (Post
      Corners Proj.), FNMA Gtd., Ser. 1996, 3.00%, 04/07/99* ..........    N/R, A-1+        5,560,000       5,560,000
   Hapeville, Georgia Ind. Dev. Rev. Bonds (Hapeville Hotel Ltd. Proj.),
      LOC Deutsche Bank, 3.30%, 04/01/99* .............................     P-1, N/R       13,300,000      13,300,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
      Wansley Proj.), Ser. 1996, 3.15%, 04/01/99* .....................  VMIG-1, A-1        1,800,000       1,800,000
   Monroe County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Proj.),
      Ser. 1997, 3.15%, 04/01/99* .....................................  VMIG-1, A-1        2,000,000       2,000,000
   Rockdale County, GA Health Fac. Auth. Rev. Bonds (Georgia Hosp.
      Proj.), LOC SunTrust Bank, Ser. 1994, 3.10%, 04/07/99* ..........  VMIG-1, N/R        2,825,000       2,825,000
   Smyrna Housing Auth. Multi-Family Housing Rev. Bonds (F and M
      Villages Proj.) Ser. 1997, FNMA Gtd., 3.00%, 04/07/99* ..........    N/R, A-1+        4,300,000       4,300,000
                                                                                                          -----------
                                                                                                           66,435,000
                                                                                                          -----------

IDAHO -- 0.5%
     Nez Perce Cnty., ID Poll. Cntrl. Rev. Bonds (Potlatch Corp. Proj.)
        LOC Credit Suisse First Boston, 3.10%, 04/01/99* ..............    N/R, A-1+        1,500,000       1,500,000
     Nez Perce Cnty., ID Poll. Cntrl. Rev. Bonds (Potlatch Corp. Proj.)
        LOC Credit Suisse First Boston, 3.05%, 04/07/99* ..............    N/R, A-1+        1,000,000       1,000,000
                                                                                                          -----------
                                                                                                            2,500,000
                                                                                                          -----------
  Illinois -- 14.2%
     Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Illinois Power Co.
        Proj.) LOC Canadian Imperial Bank, 3.00%, 08/26/99 ............     P-1, A-1+       5,000,000       5,000,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Chicago Symphony Proj.) LOC
        Bank of America, Ser. 1996, 2.90%, 04/07/99* ..................  VMIG-1, A-1+       5,200,000       5,200,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.), Ser.
        1999, 2.95%, 04/07/99* ........................................     N/R, A-1+       5,500,000       5,500,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Museum of Contemporary Arts
        Proj.) Ser. 1994, 2.95%, 04/07/99* ............................  VMIG-1, A-1+       4,000,000       4,000,000
     Illinois Dev. Fin. Auth. Rev. Bonds (Osteopathic Assoc. Proj.)
        LOC Harris Trust & Savings Bk., 3.05%, 04/1/99* ...............     N/R, A-1+       1,500,000       1,500,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Depaul Univ. Proj.), LOC
        Northern Trust Co., Ser. 1992, 2.95%, 04/07/99* ...............  VMIG-1, A-1+      13,200,000      13,200,000
     Illinois Educ. Fac. Auth. Rev. Bonds (Northwestern University Proj.)
        Ser. 1988, 3.00%, 04/01/99* ...................................  VMIG-1, A-1+       1,800,000       1,800,000


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P        PRINCIPAL       VALUE
                                                                            RATING           AMOUNT        (NOTE 2)
                                                                         ------------     -----------    ------------
     Illinois Health Fac. Auth. Rev. Bonds (Central DuPage Hosp. Assoc.
        Proj.), LOC Rabobank Nederland, Ser. 1990, 3.10%, 04/01/99* ...   VMIG-1, N/R     $ 2,360,000    $  2,360,000
     Illinois Health Fac. Auth. Rev. Bonds (Children's Memorial Hospital
        Proj.) Ser. B, 2.95%, 04/07/99* ...............................  VMIG-1, A-1+       3,800,000       3,800,000
     Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health Resources Inc.
        Proj.), LOC Harris Trust & Savings Bank, 2.95%, 04/07/99* .....   VMIG-1, N/R       8,800,000       8,800,000
     Illinois Health Fac. Auth. Rev. Bonds (Ingalls Memorial Hospital
        Proj.) LOC LaSalle National Bank, Series 1985C,
        2.95%, 04/07/99* ..............................................   VMIG-1, N/R         600,000         600,000
     Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial
        Hospital Proj.) Ser. 1995, 3.10%, 04/01/99* ...................  VMIG-1, A-1+       1,100,000       1,100,000
     Illinois Health Fac. Auth. Rev. Bonds TECP (The Univ. of
        Chicago Proj.), 2.95%, 05/03/99 ...............................  VMIG-1, A-1+      12,000,000      12,000,000
     Oak Forest, IL Dev. Rev. Bonds (Homewood Pool-South Suburban
        Mayors & Managers Assoc. Proj.), LOC First National
        Bank Chicago, 2.95%, 04/07/99* ................................   VMIG-1, N/R       5,000,000       5,000,000
                                                                                                          -----------
                                                                                                           69,860,000
                                                                                                          -----------
  INDIANA -- 5.0%
     Indiana Educ. Auth. Rev. Bonds (St. Mary of the Woods College
        Proj.) LOC NBD Bank, 2.95%, 04/07/99* .........................     N/R, A-1+       1,500,000       1,500,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
        Pool Proj.) LOC Comerica Bank, Ser. 1992, 2.95%, 04/01/99* ....   VMIG-1, N/R       1,000,000       1,000,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
        Pool Proj.) LOC Comerica Bank, Ser. 1991, 2.95%, 04/07/99* ....   VMIG-1, N/R       3,000,000       3,000,000
     Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
        Pool Proj.) LOC Comerica Bank, Ser. 1997, 2.95%, 04/07/99* ....   VMIG-1, N/R       2,550,000       2,550,000
     South Bend, IN Redev. Auth. Rev. Bonds (College Football Hall of
        Fame Proj.), LOC Landesbank Hessen-Thuringen Girozentrale,
        Ser. 1994, 2.95%, 04/07/99* ...................................  VMIG-1, A-1+      11,250,000      11,250,000
     Sullivan, IN Poll. Cntrl. Rev. Bonds (Hoosier Energy Rural Electric
        Proj.) Gtd. by National Rural Utilities CFC, 3.05%, 08/13/99 ..     P-1, A-1+       5,000,000       5,000,000
                                                                                                          -----------
                                                                                                           24,300,000
                                                                                                          -----------
  KENTUCKY -- 2.0%
     Kentucky Asset/Liability General Fund Commission Gen. Fund
        Rev. Bonds, Ser. A, 2.90%, 08/12/99 ...........................   VMIG-1, N/R      10,000,000      10,000,000
                                                                                                          -----------

  LOUISIANA -- 4.0%
     Ascension Parish Poll. Cntrl. Rev. Bonds (Shell Oil Proj.), Ser. 1993,
        3.10%, 04/01/99* ..............................................  VMIG-1, A-1+       3,000,000       3,000,000
     Plaquemines Port Harbor and Terminal Dist. Fac. Rev. Bonds TECP
        (Electro-Coal Transfer Proj.), Ser. A, 3.05%, 04/09/99* .......     P-1, A-1+      16,700,000      16,700,000
                                                                                                          -----------
                                                                                                           19,700,000
                                                                                                          -----------
  MARYLAND -- 2.0%
     Baltimore County, MD Metropolitan Dist. TECP, Ser. 1995,
        3.05%, 06/08/99 ...............................................     P-1, A-1+      10,000,000      10,000,000
                                                                                                          -----------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MOODY'S/S&P     PRINCIPAL        VALUE
                                                                          RATING        AMOUNT         (NOTE 2)
                                                                       ------------   ----------     -----------
MICHIGAN -- 2.6%
     Farmington Hills Hosp. Fin. Auth. Rev. Bonds (Botsford Gen.
        Hospital Proj.), LOC Comerica Bank, Ser. B, 3.15%, 04/01/99* . VMIG-1, A-1    $3,800,000     $ 3,800,000
     Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Detroit Edison
        Co. Proj.), LOC Barclay's Bank of New York, Ser. 1995-CC,
        3.10%, 04/01/99* .............................................   P-1, A-1+     2,500,000       2,500,000
     Michigan Strategic Fund Poll. Cntrl. Rev. Bonds (Dow Chemical
        Co. Proj.), Ser. 1986, 2.80%, 05/14/99 .......................    P-1, N/R     4,000,000       4,000,000
     Monroe County, MI Poll. Cntrl. Rev. Bonds (Detroit Edison
        Co. Proj.), LOC Barclay's Bank, Ser. 1992-CC, 3.10%, 04/01/99*    P-1, N/R     2,500,000       2,500,000
                                                                                                     -----------
                                                                                                      12,800,000
                                                                                                     -----------
  MINNESOTA -- 4.0%
     Becker, MN Poll. Cntrl. Rev. Bonds TECP (Northern States
        Power Proj.) Ser. 1992A, 2.75%, 05/13/99 .....................VMIG-1, A-1+    10,400,000      10,400,000
     Rochester, MN Health Care Fac. Rev. Bonds TECP (Mayo Foundation
        Proj.), Ser. 1988E, 3.15%, 08/16/99 ..........................   N/R, A-1+     9,410,000       9,410,000
                                                                                                     -----------
                                                                                                      19,810,000
                                                                                                     -----------
  MISSISSIPPI -- 1.4%
     Claiborne County Poll. Cntrl. Rev. Bonds (Southern Mississippi
        Electric Power Assoc. Proj.) Gtd. by National Rural Utilities
        CFC, Ser. 1985G-2, 2.90%, 06/24/99 ...........................   P-1, A-1+     6,075,000       6,075,000
     Jackson County Port Facility (Chevron USA Inc. Proj.) Ser.
        1993, 3.15%, 04/01/99* .......................................    P-1, N/R       800,000         800,000
                                                                                                     -----------
                                                                                                       6,875,000
                                                                                                     -----------
  NEW YORK -- 4.1%
     Long Island, NY Power Authority Electrical System Subordinated
        Rev. Bonds, LOC ABN - AMRO Bank & Morgan Gty. Trust Co.
        of NY, 3.15%, 04/01/99* ......................................VMIG-1, A-1+    11,000,000      11,000,000
     Nassau Cnty, NY Ind. Dev. Rev. Bonds (Manhasset Assoc. Proj.),
        3.00%, 04/01/99* ............................................. VMIG-1, N/R     4,000,000       4,000,000
     City of New York, NY Gen. Oblig. LOC Morgan Gty. Trust Co. of NY,
        Ser. 1996, 3.15%, 04/20/99 ...................................   P-1, A-1+     4,900,000       4,900,000
                                                                                                     -----------
                                                                                                      19,900,000
                                                                                                     -----------
  NORTH CAROLINA -- 1.7%
     Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth. (Texas
        Gulf Proj.), LOC Banque Nationale de Paris, Ser. 1985, 3.13%,
        04/01/99* ....................................................    Aa3, N/R     5,000,000       5,000,000
     North Carolina Eastern Muni. Power System Rev. Bonds TECP,
        LOC Morgan Guaranty Trust Co of New York & United Bank
        of Switzerland, Ser. 1988-B, 2.85%, 04/06/99 .................   N/R, A-1+     3,400,000       3,400,000
                                                                                                     -----------
                                                                                                       8,400,000
                                                                                                     -----------
  OHIO -- 2.3%
     Ohio State Water Dev. Auth. Poll. Cntrl. Rev. Bonds (Cleveland
        Electric Illuminating Proj.), Ser. 1988A FGICInsured,
        2.90%, 06/09/99 ..............................................VMIG-1, A-1+     6,250,000       6,250,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P       PRINCIPAL        VALUE
                                                                           RATING            AMOUNT        (NOTE 2)
                                                                         -----------      -----------     ------------
     Ohio State Water Dev. Auth. Poll. Cntrl. Rev. Bonds (Duquense
        Light Co. Proj.), Ser. 1994A LOC First National Bk. of Chicago,
        2.90%, 04/15/99 ................................................ VMIG-1, A-1+     $ 5,000,000    $  5,000,000
                                                                                                          -----------
                                                                                                           11,250,000
                                                                                                          -----------
  PENNSYLVANIA -- 3.4%
     Pennsylvania Higher Educ. Fac. Auth. Rev. Bonds (Univ. of
        Pennsylvania Health Svcs. Proj.), Ser. 1994-B, 3.20%, 04/07/99*  VMIG-1, A-1+      16,500,000      16,500,000
                                                                                                          -----------
  SOUTH CAROLINA -- 2.8%
     Piedmont Muni. Power Agency South Carolina Rev. Bonds,
        MBIA Insured/SBPA Credit Suisse First Boston,
        Ser. 1997-B, 2.95%, 04/07/99* .................................. VMIG-1, A-1+       1,500,000       1,500,000
     South Carolina State Pub. Serv. Auth. TECP, 2.80%, 04/07/99 .......    P-1, A-1+      10,000,000      10,000,000
     South Carolina State Pub. Serv. Auth. TECP, 2.75%, 05/13/99 .......    P-1, A-1+       2,410,000       2,410,000
                                                                                                          -----------
                                                                                                           13,910,000
                                                                                                          -----------
  TENNESSEE -- 4.0%
     Chattanooga-Hamilton County, TN Ref. Rev. Bonds
        (Erlanger Medical Center), LOC Morgan Guaranty Trust Co.
        of New York, Ser. 1987, 3.10%, 04/01/99* .......................    N/R, A-1+      11,400,000      11,400,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Nationsbank,
        Ser. 1984, 3.00%, 04/01/99* ....................................     N/R, N/R       4,100,000       4,100,000
     Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee
        Municipal Bond Fund Proj.), LOC Nationsbank, Ser. 1995,
        3.00%, 04/01/99* ...............................................    N/R, A-1+       1,850,000       1,850,000
     Metropolitan Government Nashville and Davidson County
        Health and Educ. Fac. Board Rev. Bonds (Vanderbilt University
        Proj,) Ser. 1985 A, 3.10%, 01/15/00 ............................ VMIG-1, A-1+       2,150,000       2,150,000
                                                                                                          -----------
                                                                                                           19,500,000
                                                                                                          -----------
  TEXAS -- 11.9%
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. 1984-B, 3.20%, 04/01/99* ..........................     P-1, N/R       2,600,000       2,600,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. 1984-C, 3.20%, 04/01/99* ..........................     P-1, N/R       2,600,000       2,600,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. D, 3.20%, 04/01/99* ...............................     P-1, N/R       4,200,000       4,200,000
     Angelina & Neches River Auth. Ind. Dev. Solid Waste Disposal
        (TEEC, Inc., Temple-Inland Proj.), LOC Credit Suisse First
        Boston, Ser. E, 3.20%, 04/01/99* ...............................     P-1, N/R       1,000,000       1,000,000
     City of Austin, TX TECP (Travis and Williamson Counties
        Combined Utility Services Proj.), Ser. A, 2.90%, 06/11/99 ......    P-1, A-1+       7,215,000       7,215,000
     Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air
        Force Village II Proj.), LOC Rabobank Nederland, Ser.
        1985-B, 3.00%, 04/01/99* .......................................    N/R, A-1+       9,200,000       9,200,000

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                          MOODY'S/S&P     PRINCIPAL        VALUE
                                                                             RATING         AMOUNT        (NOTE 2)
                                                                          -----------     ---------     -----------
     Harris County, TX Health Fac. Dev. Corp. Hosp. Rev. Bonds
        (Methodist Hosp. Proj.), Ser. 1994, 3.10%, 04/01/99* ...........    N/R, A-1+     $ 7,000,000    $  7,000,000
     City of Houston Gen. Oblig., TECP Ser. A, 2.90%, 05/12/99 .........    P-1, A-1+       1,800,000       1,800,000
     City of Houston Gen. Oblig., TECP Ser. C, 3.05%, 08/18/99 .........    P-1, A-1+       9,300,000       9,300,000
     City of San Antonio Electric and Gas System TECP, 3.00%, 04/08/99 .    N/R, A-1+      10,000,000      10,000,000
     Texas Water Dev. Board, LOC Canadian Imperial Bank,
        Ser. 1992-A, 3.10%, 04/01/99* ..................................  VMIG-1, A-1+      3,400,000       3,400,000
                                                                                                         ------------
                                                                                                           58,315,000
                                                                                                         ------------
  WASHINGTON -- 2.0%
     King County, WA Sewer Revenue Anticipation TECP,
        2.85%, 05/12/99 ................................................     P-1, A-1      10,000,000      10,000,000
                                                                                                         ------------
  WISCONSIN -- 2.1%
     State of Wisconsin Gen. Oblig. TECP, Ser. 1997, 3.15%, 07/22/99 ...    P-1, A-1+      10,232,000      10,232,000
                                                                                                         ------------
  WYOMING -- 2.8%
        Gillette, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp
        Proj.), Ser. 1988, 3.15%, 06/18/99 .............................    P-1, A-1+       8,500,000       8,500,000
     Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf, Inc. Proj.),
         LOC Societe Generale, Ser. 1984, 3.25%, 04/01/99* .............     Aa3, N/R       2,000,000       2,000,000
     Lincoln County, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp
        Proj.), LOC United Bank of Switzerland, Ser. 1997,
        3.00%, 04/07/99 ................................................ VMIG-1, A-1+       3,450,000       3,450,000
                                                                                                         ------------
                                                                                                           13,950,000
                                                                                                         ------------
         TOTAL MUNICIPAL BONDS (COST $490,739,269) ..................................................     490,739,269
                                                                                                         ------------

TOTAL INVESTMENTS (COST $490,739,269)(DAGGER)-- 99.9% ...............................................     490,739,269

OTHER ASSETS AND LIABILITIES, NET-- 0.1% ............................................................         459,379
                                                                                                         ------------

NET ASSETS-- 100% ...................................................................................    $491,198,648
                                                                                                         ============

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1999. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(DAGGER)  Cost for federal income tax  purposes.
LOC --    Letter of Credit.
SBPA --   Stand-by  Bond Purchase Agreement.
TECP -- Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)
                                                                   RODNEY SQUARE    RODNEY SQUARE
                                                                       FUND --           FUND --     RODNEY SQUARE
                                                                   U.S. GOVERNMENT   MONEY MARKET      TAX-EXEMPT
                                                                      PORTFOLIO        PORTFOLIO          FUND
                                                                   ---------------   -------------   -------------

ASSETS:
Investments in securities  (including  repurchase  agreements  of
   $166,645,100, $44,871,600 and $0,  respectively),  at value
   (amortized cost  $557,083,926, $1,707,102,989 and $490,739,269,
   respectively) ...............................................    $557,083,926   $1,707,102,989   $490,739,269
Interest receivable ............................................       1,826,372       10,795,149      1,729,189
Other assets ...................................................             196            1,271          9,685
                                                                    --------------------------------------------

   Total assets ................................................     558,910,494    1,717,899,409    492,478,143
                                                                    --------------------------------------------
LIABILITIES:
Dividends payable ..............................................       2,223,091        6,654,876      1,018,568
Accrued management fee .........................................         236,373          674,493        199,075
Other accrued expenses .........................................          43,484          105,266         61,852
                                                                    --------------------------------------------
   Total Liabilities ...........................................       2,502,948        7,434,635      1,279,495
                                                                    --------------------------------------------
NET ASSETS .....................................................    $556,407,546   $1,710,464,774   $491,198,648
                                                                    ============================================


NET ASSETS CONSIST OF:
Capital paid in ................................................    $556,406,240   $1,710,490,997   $491,200,308
Accumulated realized gain (loss) on investments - net ..........           1,306          (26,223)        (1,660)
                                                                    --------------------------------------------

NET ASSETS, for 556,406,240, 1,710,490,997 and 491,206,991
   shares outstanding, respectively ............................    $556,407,546   $1,710,464,774   $491,198,648
                                                                    ============================================
NET ASSET VALUE, offering and redemption price per share .......           $1.00 1          $1.00 2        $1.00 3
                                                                    ============================================

1  $556,407,546 / 556,406,240 outstanding shares of beneficial interest, no par value
2  $1,710,464,774 / 1,710,490,997 outstanding shares of beneficial interest, no par value
3  $491,198,648 / 491,206,991 outstanding shares of beneficial interest, no par value


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1999 (UNAUDITED)
                                                                    RODNEY SQUARE    RODNEY SQUARE
                                                                       FUND --           FUND --     RODNEY SQUARE
                                                                   U.S. GOVERNMENT   MONEY MARKET      TAX-EXEMPT
                                                                      PORTFOLIO        PORTFOLIO          FUND
                                                                  ----------------   -------------   -------------
INTEREST INCOME .................................................    $17,536,235      $45,001,570     $6,892,047
                                                                     -------------------------------------------

EXPENSES:
Management fee ..................................................      1,609,106        3,906,135      1,044,341
Accounting fee ..................................................         83,432          187,363         59,399
Distribution expenses ...........................................         34,118          180,496         14,637
Trustees' fees and expenses .....................................          5,973            5,251          5,984
Registration fees ...............................................         84,707          119,169         42,005
Report to shareholders ..........................................          5,976           12,380          5,637
Legal ...........................................................         18,333           33,658         23,355
Audit ...........................................................          6,786           19,875         15,188
Other ...........................................................         19,863           55,456         15,100
                                                                     -------------------------------------------

   Total expenses ...............................................      1,868,294        4,519,783      1,225,646
                                                                     -------------------------------------------

   Net investment income ........................................     15,667,941       40,481,787      5,666,401
                                                                     -------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS-- NET .......................         (1,203)           3,764             --
                                                                     -------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $15,666,738      $40,485,551     $5,666,401
                                                                     ===========================================


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                  RODNEY SQUARE   RODNEY SQUARE
                                                                      FUND --          FUND --        RODNEY SQUARE
                                                                  U.S. GOVERNMENT  MONEY MARKET         TAX-EXEMPT
                                                                     PORTFOLIO       PORTFOLIO            FUND
                                                                  ---------------  -------------     ---------------
For the Six-Month Period Ended March 31, 1999 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ........................................  $  15,667,941  $   40,481,787     $  5,666,401
   Net realized gain (loss) on investments ......................         (1,203)          3,764               --
                                                                   ----------------------------------------------
   Net increase in net assets resulting from operations .........     15,666,738      40,485,551        5,666,401
                                                                   ----------------------------------------------
Dividends to shareholders from net investment income ............    (15,667,941)    (40,481,787)      (5,666,401)
                                                                   ----------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares .................................  1,016,456,227   2,073,267,636      358,349,787
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ................................        216,510       3,446,446          136,428
   Cost of shares redeemed ...................................... (1,262,416,824) (2,068,987,046)    (259,897,205)
                                                                   ----------------------------------------------
   Net increase (decrease) in net assets and shares resulting from
      share transactions ........................................   (245,744,087)      7,727,036       98,589,010
                                                                   ----------------------------------------------
   Total increase (decrease) in net assets ......................   (245,745,290)      7,730,800       98,589,010

NET ASSETS:
   Beginning of period ..........................................    802,152,836   1,702,733,974      392,609,638
                                                                   ----------------------------------------------
   End of period ................................................  $ 556,407,546  $1,710,464,774     $491,198,648
                                                                   ==============================================
For the Fiscal Year Ended September 30, 1998
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ........................................  $  29,005,713  $   70,421,875     $ 10,319,079
   Net realized gain (loss) on investments ......................            296          (1,150)              --
                                                                   ----------------------------------------------
   Net increase in net assets resulting from operations .........     29,006,009      70,420,725       10,319,079
                                                                   ----------------------------------------------
Dividends to shareholders from net investment income ............    (29,005,713)    (70,421,875)     (10,319,079)
                                                                   ----------------------------------------------
Share transactions at net asset value of $1.00 per share:
   Proceeds from sale of shares .................................  4,463,845,267   7,518,930,203    1,662,576,975
   Shares issued to shareholders in reinvestment of dividends
      from net investment income ................................        526,772       6,501,608          297,532
   Cost of shares redeemed ...................................... (4,040,694,000) (7,013,967,395)  (1,551,128,833)
                                                                   ----------------------------------------------
   Net increase in net assets and shares resulting from
      share transactions ........................................    423,678,039     511,464,416      111,745,674
                                                                   ----------------------------------------------
   Total increase in net assets .................................    423,678,335     511,463,266      111,745,674

NET ASSETS:
   Beginning of period ..........................................    378,474,501   1,191,270,708      280,863,964
                                                                   ----------------------------------------------
   End of period ................................................  $ 802,152,836  $1,702,733,974    $ 392,609,638
                                                                   ==============================================

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                                       ---------------------------------------------------
                                                           FOR THE
                                                          SIX-MONTH
                                                         PERIOD ENDED
                                                        MARCH 31, 1999
                                                          (UNAUDITED)     1998        1997      1996      1995     1994
                                                        ------------------------------------------------------------------
RODNEY SQUARE FUND -- U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Through Each Period:

NET ASSET VALUE, BEGINNING OF PERIOD ................        $1.00        $1.00      $1.00      $1.00     $1.00      $1.00
                                                        ------------------------------------------------------------------
Investment Operations:
   Net investment income ............................        0.023        0.051      0.050      0.050     0.052      0.033
                                                        ------------------------------------------------------------------
Distributions:
   From net investment income .......................       (0.023)      (0.051)    (0.050)    (0.050)   (0.052)    (0.033)
                                                        ------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......................        $1.00        $1.00      $1.00      $1.00     $1.00      $1.00
                                                        ==================================================================
TOTAL RETURN ........................................        4.66%*       5.19%      5.07%      5.08%     5.37%      3.32%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses .........................................        0.55%*       0.54%      0.55%      0.55%     0.55%      0.53%
   Net investment income ............................        4.58%*       5.06%      4.96%      4.97%     5.25%      3.27%
Net assets, end of period (000 omitted) .............     $556,408     $802,153   $378,472   $341,426  $306,096   $336,766




                                                           FOR THE
                                                          SIX-MONTH            FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                         PERIOD ENDED    -------------------------------------------------
                                                        MARCH 31, 1999
                                                          (UNAUDITED)     1998         1997       1996      1995       1994
                                                        --------------------------------------------------------------------
RODNEY  SQUARE FUND -- MONEY MARKET  PORTFOLIO
For a Share  Outstanding  Through Each Period:

NET ASSET VALUE, BEGINNING OF PERIOD ................        $1.00        $1.00        $1.00      $1.00     $1.00      $1.00
                                                        --------------------------------------------------------------------
   Net investment income ............................        0.023        0.051        0.051      0.050     0.054      0.033
                                                        --------------------------------------------------------------------
Distributions:
   From net investment income .......................       (0.023)      (0.051)      (0.051)    (0.050)   (0.054)    (0.033)
                                                        --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......................        $1.00        $1.00        $1.00      $1.00     $1.00      $1.00
                                                        ====================================================================
TOTAL RETURN ........................................        4.80%*       5.26%        5.17%      5.17%     5.50%      3.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .........................................        0.52%*       0.53%        0.54%      0.53%     0.54%      0.53%
   Net investment income ............................        4.70%*       5.13%        5.06%      5.03%     5.37%      3.33%
Net assets, end of period (000 omitted) .............   $1,710,465   $1,702,734   $1,191,271   $980,856  $751,125   $606,835


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                       FOR THE
                                                      SIX-MONTH          FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                    PERIOD ENDED   --------------------------------------------------
                                                   MARCH 31, 1999
                                                     (Unaudited)     1998        1997      1996      1995       1994
                                                   -------------------------------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Through Each Period:

NET ASSET VALUE, BEGINNING OF PERIOD .............     $1.00         $1.00      $1.00      $1.00     $1.00      $1.00
                                                    ------------------------------------------------------------------
   Net investment income .........................     0.013         0.031      0.030      0.031     0.033      0.021
                                                   -------------------------------------------------------------------
Distributions:
   From net investment income ....................    (0.013)       (0.031)    (0.030)    (0.031)   (0.033)    (0.021)
                                                   -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................     $1.00         $1.00      $1.00      $1.00     $1.00      $1.00
                                                   ===================================================================

TOTAL RETURN .....................................     2.60%*        3.11%      3.09%      3.11%     3.36%      2.17%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses ......................................     0.55%*        0.55%      0.57%      0.56%     0.54%      0.54%
   Net investment income .........................     2.55%*        3.05%      3.05%      3.08%     3.29%      2.13%
Net assets, end of period (000 omitted) ..........  $491,199      $392,610   $280,864   $237,185  $318,213   $338,565


*  Annualized.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------
1. DESCRIPTION AND SHARES OF THE FUNDS. The Rodney Square Fund and the Rodney Square Tax-Exempt Fund (each a "Fund" and collectively, the "Funds") are diversified, open-end management investment companies established as Massachusetts business trusts by Declarations of Trust on February 16, 1982 and August 1, 1985, respectively, and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Declaration of Trust permits the Trustees of each Fund to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Rodney Square Fund consists of two series or portfolios, the U.S. Government Portfolio and the Money Market Portfolio (each a "Portfolio"). The Rodney Square Tax-Exempt Fund consists of one series or portfolio (also a "Portfolio" and, together with the U.S. Government Portfolio and the Money Market Portfolio, the "Portfolios"). Each Portfolio consists of a single class of shares.
--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each Fund:

    SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted by Rule 2a-7 under the 1940 Act provided that each Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

    FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision has been made. At September 30, 1998, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $6,000, $41,000 and $2,000, respectively, which will expire as follows:

                                             CAPITAL LOSS      EXPIRATION
                                             CARRYFORWARD         DATE
                                             ------------      ----------

         U.S. Government Portfolio .........    $ 6,000         09/30/03
         Money Market Portfolio ............    $25,000         09/30/02
         Money Market Portfolio ............    $15,000         09/30/05
         Money Market Portfolio ............    $ 1,000         09/30/06
         Rodney Square Tax-Exempt Fund .....    $ 2,000         09/30/02

    INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consist of accrued interest and discount earned (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)-- CONTINUED
--------------------------------------------------------------------------------

    REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

    The Money Market Portfolio invests in short-term, unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in certificates of deposit, commercial paper, corporate notes and time deposits of domestic and foreign banks represented in the aggregate approximately 32.9% of its total investments on March 31, 1999.

    Approximately 71.2% of the investments by the Rodney Square Tax-Exempt Fund on March 31, 1999 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

 3. MANAGEMENT FEE AND OHER TRANSACTIONS WITH AFFILIATES. The Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Fund Manager to each of the Funds pursuant to separate management agreements each dated August 9, 1991, as amended (the "Management Agreements"). Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of each Portfolio's first $1 billion of average daily net assets; 0.43% of each Portfolio's next $500 million of average daily net assets; 0.40% of each Portfolio's next $500 million of average daily net assets; and 0.37% of each Portfolio's average daily net assets in excess of $2 billion.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

     PFPC Inc. ("PFPC") determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For accounting services, each Fund pays PFPC an annual amount of $50,000 per Portfolio, plus an annual amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100 million. For the six-month period ended March 31, 1999, PFPC's fees for accounting services amounted to $83,432 for the U.S. Government Portfolio, $187,363 for the Money Market Portfolio and $59,399 for the Rodney Square Tax-Exempt Fund.

     WTC serves as custodian of the assets of the Funds and is paid for its provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services. Effective February 2, 1998, WTC entered into a Sub-Custodian Services Agreement with PFPC Trust Company ("PFPC Trust"), whereby PFPC Trust serves as Sub-Custodian of the Funds' assets. The Funds do not pay PFPC Trust any fees for custodial services, as RSMC pays for the provision of these services out of its management fee.

     PFPC serves as transfer agent and dividend disbursing agent for each Fund. RSMC pays PFPC for the provision of these services out of its management fee. Any related out-of-pocket expenses reasonably incurred by PFPC or its agents for the provision of such services are reimbursed by the Fund.

     Pursuant to a Distribution Agreement with each Fund dated January 1, 1999, Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Board of Trustees have adopted, and shareholders have approved, distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), to allow each Fund to reimburse PDI for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse PDI for such expenses.

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



                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                       ----------------------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                       Joseph M. Fahey, Jr., VICE PRESIDENT
                    Pat Colletti, VICE PRESIDENT & TREASURER
                           Gary M. Gardner, SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     ---------------------------------------

                                  FUND MANAGER
                      Rodney Square Management Corporation
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                      -------------------------------------

                               SUB-ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                        --------------------------------

                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                         -------------------------------

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                            Four Falls Corporate Ctr.
                                    6th Floor
                        West Conshohocken, PA 19428-2961
                       ----------------------------------

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              ---------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              --------------------
   THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
   RS02  3/99